CONSTRUCTION IN PROGRESS	12 Months Ended
Dec. 31, 2014
Construction In Progress [Abstract]
CONSTRUCTION IN PROGRESS

11.

CONSTRUCTION IN PROGRESS

A summary of construction in progress is as follows:

	December 31,
	2014	2013

Balance beginning	$1,255,430	$1,219,884
Additions	—	—
Transfer to fixed assets	—	—
Write off	—	—
Effect of foreign exchange rate changes	(30,533)	35,546
	$1,224,897	$1,255,430

In June 2015, the Company signed a contract with a contractor to build a factory plant at a consideration of $2.4 million (RMB14.6 million). The construction work will be commenced in September 2015 and is estimated to be completed at the end of 2016.

No depreciation has been provided for construction in progress.